Nuveen Symphony Mid-Cap Core Fund
Nuveen Symphony Mid-Cap Core Fund
Investment Objective
The investment objective of the Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 34 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 38 of the prospectus, in the appendix to this prospectus titled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries,” and “Purchase and Redemption of Fund Shares” on page S-68 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Symphony Mid-Cap Core Fund - USD ($)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	$ 15	$ 15	none	$ 15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Symphony Mid-Cap Core Fund		Class A	Class C	Class R3	Class I
Management Fees		0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses		0.63%	0.63%	0.64%	0.63%
Total Annual Fund Operating Expenses		1.62%	2.37%	1.88%	1.37%
Fee Waivers and/or Expense Reimbursements	[1],[2]	(0.45%)	(0.45%)	(0.46%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.17%	1.92%	1.42%	0.92%
[1]	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
[2]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.93% (1.40% after January 31, 2018) of the average daily net assets of any class of Fund shares. The expense limitation expiring January 31, 2018 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example - Nuveen Symphony Mid-Cap Core Fund - USD ($)	A	C	R3	I
1 Year	$ 687	$ 195	$ 145	$ 94
3 Years	1,015	696	546	390
5 Years	1,366	1,225	973	707
10 Years	$ 2,351	$ 2,672	$ 2,164	$ 1,607

No Redemption
Expense Example, No Redemption - Nuveen Symphony Mid-Cap Core Fund - USD ($)	A	C	R3	I
1 Year	$ 687	$ 195	$ 145	$ 94
3 Years	1,015	696	546	390
5 Years	1,366	1,225	973	707
10 Years	$ 2,351	$ 2,672	$ 2,164	$ 1,607

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell Midcap® Index. The Fund will not be forced to sell a security because a company has exceeded or fallen below the current market capitalization range.

The goal of the portfolio construction process is to build a well-diversified portfolio that reflects the Fund’s benchmark, the Russell Midcap® Index, in terms of its risk characteristics and that simultaneously seeks to generate a return in excess of that benchmark. The Fund’s sub-adviser utilizes a multi-faceted investment process that incorporates fundamental research, comprehensive market views and proactive risk management. Industry-focused analysts draw upon a broad range of resources to identify potential investments, including a top down macro-framework, fundamental bottom-up insights, quantitative analysis, valuation assessment and catalyst identification. Through this stock selection process, the team seeks to identify high-quality companies likely to outperform their industry peers in the Russell Midcap® Index. With the assistance of quantitative tools, the sub-adviser monitors the levels and types of risks in the portfolio and positions the portfolio based on its macroeconomic and market outlook.
Principal Risks
The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Cybersecurity Risk—Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return
[1]	The performance of the other share classes will differ due to their different expense structures.

During the ten-year period ended December 31, 2016, the Fund’s highest and lowest quarterly returns were 17.70% and -25.85%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.
Average Annual Total Returns for the Periods Ended December 31, 2016
Average Annual Total Returns - Nuveen Symphony Mid-Cap Core Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A		May 31, 2006	0.93%	10.20%	6.19%
Class A | (return after taxes on distributions)		May 31, 2006	0.93%	10.10%	5.93%
Class A | (return after taxes on distributions and sale of Fund shares)		May 31, 2006	0.53%	8.09%	4.87%
Class C		May 31, 2006	6.27%	10.68%	6.02%
Class R3		May 05, 2009	6.88%	11.26%		13.26%
Class R3 | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	[1]					16.15%
Class R3 | Lipper Multi-Cap Core Funds Category Average (reflects no deduction for taxes or sales loads)	[2]					13.40%
Class I		May 31, 2006	7.35%	11.80%	7.09%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	[1]		13.80%	14.72%	7.86%
Lipper Multi-Cap Core Funds Category Average (reflects no deduction for taxes or sales loads)	[2]		10.27%	13.08%	5.94%
[1]	An index constructed to provide a comprehensive and unbiased barometer for the mid-cap segment of the equity market which includes the smallest 800 securities within the Russell 1000® Index.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Multi-Cap Core Funds Category.